Cost of Revenue (Details) - Total for all related parties [member] - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of Revenue [Line Items]
Cost of sales	€ 9,080,343	€ 12,043,563	€ 26,545,377
Cost of revenue derived from related parties	€ 0	€ 1,201,244	€ 30,696